Business Combinations and Acquisition of Non-controlling Interests - Summary of Fair Value of Identifiable Assets and liabilities as of Date of Each Acquisition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 24, 2017	Sep. 28, 2017	Mar. 31, 2017	Jan. 23, 2017	Jun. 27, 2016	Dec. 21, 2015
Assets
Total assets	R$ 1,334,878	R$ 430,409
Liabilities
Total liabilities	(264,994)	(124,674)
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(659)	6,657	R$ (31,682)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	14,756	28,347	32,657
NS Educacao Ltda. [member]
Assets
Cash and cash and equivalents		1
Intangible assets		9,707
Total assets		9,708
Liabilities
Total identifiable net assets at fair value		9,708
Goodwill arising on acquisition		28,826			R$ 28,826
Purchase consideration transferred		38,534			38,534
Cash paid		29,037			R$ 29,037
Deferred payments		9,497
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)		(498)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)		(29,036)
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member]
Assets
Cash and cash and equivalents		689
Trade receivables		10,576
Inventories		1,837
Taxes recoverable		173
Other assets		470
Property and equipment		323
Intangible assets		29,736
Total assets		43,804
Liabilities
Trade payables		(2,327)
Labor and social obligations		(696)
Taxes and contributions payable		(119)
Income taxes payable		(410)
Other liabilities		(340)
Total liabilities		(3,892)
Total identifiable net assets at fair value		39,912					R$ (39,912)
Goodwill arising on acquisition		27,598					27,598
Purchase consideration transferred		67,510					67,510		R$ 12,300
Cash paid							R$ (35,444)
Capital contribution		5,300
Forward contract of non-controlling interest at acquisition		30,144
Fair value of previously held interest in a step acquisition		32,066
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)		(85)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)		R$ 689
SAE Digital S.A. [member]
Assets
Cash and cash and equivalents			5,000
Trade receivables			5,890
Intangible assets			21,400
Total assets			32,290
Liabilities
Total identifiable net assets at fair value			32,290
Goodwill arising on acquisition			20,365					R$ 20,365
Purchase consideration transferred			52,655
Cash paid	R$ 143		27,857	R$ 19,250				33,000
Capital contribution			5,000					R$ 5,000
Forward contract of non-controlling interest at acquisition			15,455
Deferred payments			143
Contingent consideration			4,200			R$ 4,200
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)			(218)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)			R$ (27,857)